Note 9 - Equity Method Investments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
9.
Equity Method Investments:

The companies accounted for as equity method investments, all of which are incorporated in the Marshall Islands, are as follows:

Entity	Vessel	Participation % December 31, 2018	Date Established /Acquired
Steadman Maritime Co.	Ensenada	49%	July 1, 2013
Marchant Maritime Co.	-	49%	July 8, 2013
Horton Maritime Co.	-	49%	June 26, 2013
Smales Maritime Co.	Elafonisos	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Kemp Maritime Co.	Cape Akritas	49%	June 6, 2013
Hyde Maritime Co.	Cape Tainaro	49%	June 6, 2013
Skerrett Maritime Co.	Cape Artemisio	49%	December 23, 2013
Ainsley Maritime Co.	Cape Kortia	25%	June 25, 2013
Ambrose Maritime Co.	Cape Sounio	25%	June 25, 2013
Platt Maritime Co.	Polar Argentina	49%	May 18, 2015
Sykes Maritime Co.	Polar Brasil	49%	May 18, 2015

During the year ended
December 31, 2017,
Costamare Ventures contributed
$1,428
in aggregate to the equity of Steadman Maritime Co., Horton Maritime Co. and Marchant Maritime Co. During the year ended
December 31, 2018,
Costamare Ventures contributed
$1,524
in aggregate to the equity of Steadman Maritime Co. and Horton Maritime Co. and received
$1,107
in aggregate, in the form of a special dividend. During the year ended
December 31, 2018,
Horton Maritime Co. and Marchant Maritime Co. sold for demolition their vessels
Petalidi
and
Padma
, respectively.

During the year ended
December 31, 2017,
Costamare Ventures contributed
$3,449,
in the aggregate, to the equity of Kemp Maritime Co. and Hyde Maritime Co. During the year ended
December 31, 2018,
Costamare Ventures received
$735
in aggregate, in the form of a special dividend.

During the year ended
December 31, 2017,
Costamare Ventures contributed
$498,
in the aggregate, to the equity of Ainsley Maritime Co. and Ambrose Maritime Co. and received
$1,250
in aggregate, in the form of a special dividend. During the year ended
December 31, 2018,
Costamare Ventures received
$1,000
in aggregate, in the form of a special dividend.

During the year ended
December 31, 2017,
the Costamare Ventures received
$2,980,
in aggregate, from Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co., in the form of special dividend. During the year ended
December 31, 2018,
Costamare Ventures received
$8,000
in aggregate, in the form of a special dividend.

In
April 2017,
Skerrett Maritime Co., signed a loan agreement with a bank for an amount up to
$44,000,
to partly finance the construction cost of
Cape Artemisio
which was delivered from the shipyard in
May 2017.
The Company, Costamare Ventures and York through its affiliate Bluebird Holdings L.P., participate as corporate guarantors (Note
13
(c)). During the year ended
December 31, 2017,
Costamare Ventures contributed
$798,
in the aggregate, to the equity of Geyer Maritime Co. and
$1,964
to the equity of Skerrett Maritime Co. During the year ended
December 31, 2018,
Costamare Ventures received from Goodway Maritime Co.
$735
in aggregate, in the form of a special dividend.

During the year ended
December 31, 2017,
Costamare Ventures contributed
$1,753,
in the aggregate, to the equity of Platt Maritime Co. and Sykes Maritime Co. During the year ended
December 31, 2018,
the Company contributed, in the aggregate, the amount of
$4,875
to Platt Maritime Co. and Sykes Maritime Co relating to the delivery installments of
Polar Argentina
and
Polar Brasil
.

On
November 12, 2018,
Costamare entered into a share purchase agreement (the “Share Purchase Agreement”) to acquire the ownership interest held by York in five
jointly-owned companies, namely Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co., which had been formed pursuant to the Restated Framework Deed. In connection with this agreement, the Company registered for resale by York up to
7.6
million shares of its common stock. Costamare
may
elect at any time within
six
months of
February 8, 2019,
the effective date of the registration statement on Form F-
3/A
filed with the SEC on
December 19, 2018,
to pay a portion of the consideration under the Share Purchase Agreement in Costamare common stock (Note
21
(d)). As at
December 31, 2018,
the provisions of this agreement did
not
have any dilution effect on the Company’s earnings per share.
At the date of the acquisition, the aggregate net value of assets and liabilities transferred to the Company (excluding cash and cash equivalents, the value of the fixed assets and the financing arrangements) was an excess amount of
$5,171.
Management accounted for this acquisition as an asset acquisition under ASC
805
“Business Combinations”, thus the
40%
investment previously held by the Company was carried over at cost, whereas the cost consideration over proportionate cost of the net asset values acquired was proportionally allocated on a relative fair value basis to the net identifiable assets acquired (that is to the vessels (Note
6
) and related time charters (Note
12
)) other than non-qualifying assets.

For the years ended
December 31, 2016,
2017
and
2018,
the Company recorded net losses of
$78
and net gains of
$3,381
and
$12,051,
respectively, on equity method investments, which are separately reflected as Equity gain / (loss) on investments in the accompanying consolidated statements of income.

The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2017	December 31, 2018
Non-current assets	$1,069,449	$552,110
Current assets	62,170	40,230
Total assets	$1,131,619	$592,340

Current liabilities	$55,455	$23,339

	For the years ended December 31,
	2017	2018
Voyage revenue	123,228	148,614
Net income	$9,495	$29,628